Accumulated Losses - Disclosure of Detailed Information About Retained Earnings Accumulated Losses (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
AccumulatedLossesLineItems [Line Items]
(Accumulated losses)/retained earnings at the beginning of the period	$ (72,431)
Loss for the period	(26,094)	$ (19,213)		$ 37,593
(Accumulated Losses)/Retained Earnings at end of the period	(98,525)			(72,431)
Bendon Limited [Member]
AccumulatedLossesLineItems [Line Items]
(Accumulated losses)/retained earnings at the beginning of the period	(72,431)	$ (34,838)	$ (18,859)	(34,838)	$ 1,887	$ 14,992
Loss for the period	$ 26,094		(15,979)	(37,593)	(20,746)	(13,105)
(Accumulated Losses)/Retained Earnings at end of the period			$ (34,838)	$ (72,431)	$ (18,859)	$ 1,887